Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Intangible assets

	2025
Changes in costs	Opening balance	Additions	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	53,400	2,415	—	2,154	57,969
Contractual rights (b)	281,119	37,737	—	20,691	339,547
Non-contractual customer relationships (c)	110,782	—	—	10,939	121,721
Software	8,453	4,378	—	506	13,337
Brands (c)	17,998	—	—	1,398	19,396
Goodwill (d)	355,958	—	61,225	22,943	440,126
Non-compete – GPMS & Nexus	5,480	—	—	483	5,963
Other	—	85	—	3	88
Total - Cost of intangible assets	833,190	44,615	61,225	59,117	998,147

	2025
Changes in accumulated amortization	Opening balance	Additions	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(33,419)	(2,696)	—	(366)	(36,481)
(-) Contractual rights (b)	(48,516)	(15,716)	—	2,260	(61,972)
(-) Non-contractual customer relationships (c)	(35,957)	(13,886)	—	(2,692)	(52,535)
(-) Software	(3,412)	(1,914)	—	(377)	(5,703)
(-) Brands (c)	(9,815)	(3,693)	—	(640)	(14,148)
(-) Non-compete – GPMS & Nexus	(1,205)	(1,801)	—	(150)	(3,156)
(-) Other	—	(1)	—	—	(1)
Total - Accumulated amortization	(132,324)	(39,707)	—	(1,965)	(173,996)
Intangible assets, net	700,866	4,908	61,225	57,152	824,151

	2024
Changes in costs	Opening balance	Additions	Transfer	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	46,041	10,897	—	—	(3,538)	53,400
Contractual rights (b)	88,092	—	2,139	216,733	(25,845)	281,119
Non-contractual customer relationships (c)	120,795	—	(2,139)	—	(7,874)	110,782
Software	4,564	4,679	—	—	(790)	8,453
Brands (c)	19,824	—	—	—	(1,826)	17,998
Goodwill (d)	311,174	—	—	68,446	(23,662)	355,958
Non-compete – GPMS & Nexus	—	—	—	5,569	(89)	5,480
Total - Cost of intangible assets	590,490	15,576	—	290,748	(63,624)	833,190

	2024
Changes in accumulated amortization	Opening balance	Additions	Transfer	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(31,244)	(2,782)	—	—	607	(33,419)
(-) Contractual rights (b)	(39,694)	(12,648)	4,359	—	(533)	(48,516)
(-) Non-contractual customer relationships (c)	(23,238)	(9,091)	(4,359)	—	731	(35,957)
(-) Software	(2,374)	(1,520)	—	—	482	(3,412)
(-) Brands (c)	(6,928)	(3,452)	—	—	565	(9,815)
(-) Non-compete – GPMS & Nexus	—	(1,234)	—	—	29	(1,205)
Total - Accumulated amortization	(103,478)	(30,727)	—	—	1,881	(132,324)
Intangible assets, net	487,012	(15,151)	—	290,748	(61,743)	700,866

(*)    CTA – Cumulative translation adjustment

Summary of remaining balance expected to be amortized	The remaining balance on December 31, 2025, is expected to be amortized as depicted below:

	2026	2027	2028	2029	2030	2031	2032	2033	2034	2035 - 2055	Total

Placement agent fees	2,404	2,231	2,215	2,209	2,209	2,195	1,964	1,070	927	4,064	21,488

Disclosure of intangible assets with finite useful life

	Amortization period - in years
Intangible asset	P2 Group	Blue Macaw	Bari	Move	PAM	GPMS	CSHG	Nexus	Genial	Vectis	AgroFibra

Contractual rights	8-12	3-20	19	17	22	6-26	31-33	17	23	21-23	23

Amortization period of the acquired entities [Table Text Block]	The table below summarizes the amortization period:

	Amortization period - in years
Intangible asset	Moneda	VBI	Igah	Kamaroopin

Non-contractual customer relationships	9	29	3	5
Brands	5	8	—	8

Summary of recognition through business combinations and adjustments to goodwill [Table Text Block]	The goodwill recognition through business combinations and subsequent changes to goodwill the years ended December 31, 2025, and 2024, were as follows:

Acquisition	Adjustments to goodwill in 2025	Deferred tax liability recognized (1)	Total change in goodwill December 31, 2025	Total change in goodwill December 31, 2024

Moneda	—	18,957	18,957	—
VBI	994	2,516	3,510	—
Igah	—	—	—	—
Kamaroopin	—	1,266	1,266	—
Patria Asset Management	—	10,819	10,819	—
GPMS	1,078	20,793	21,871	30,544
Tria	1,972	—	1,972	6,604
CSHG	—	—	—	20,745
Nexus	(1,049)	3,879	2,830	10,553
Total	2,995	58,230	61,225	68,446

1.During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations - refer to note 19. These business combinations took place prior to 2025 and the recognition of the deferred tax liability with the corresponding increase in goodwill relate to prior financial periods.
Cash flow impact for changes to goodwill
The cash flow impact for changes to goodwill includes US$1,078 for GPMS and presented under cash flow from investing activities in the statement of cash flow as "Acquisition of subsidiaries, net of cash acquired". The remaining amount of US$ 60,147 represents non-cash changes to goodwill.

Summary of the Impairment considerations [Table Text Block]
The following CGUs were tested for impairment together with most sensitive key assumptions used in the VIU calculations for the year ended December 31, 2025:

Key assumption	Credit	Infrastructure	Private Equity	GPMS	Public Equities	Real Estate	Energy trading

Growth rate	2.4%	2.6%	2.6%	2.4%	3.3%	4.3%	4.3%
Discount rate	12.3%	15.2%	15.2%	12.3%	13.6%	16.6%	10.2%

Disclosure of goodwill per acquisition	The following tables present the composition of goodwill allocated to individual CGUs as of December 31, 2025, and 2024 (including the effects of CTA).

Cash generating unit	2025

Credit	152,524
GPMS	101,464
Infrastructure	2,750
Private Equity	36,391
Public Equities	48,515
Real Estate	90,453
Energy trading	8,029
Balance	440,126

Cash generating unit	2024	2025 CGU allocation

Moneda*	231,142	Credit/GPMS/Infrastructure/Public Equities/Real Estate
VBI	14,967	Real Estate
Igah	21,006	Private Equity
Kamaroopin	13,469	Private Equity
Patria Asset Management	12,511	Real Estate
GPMS	30,691	GPMS
Tria	5,382	Energy trading
CSHG	17,257	Real Estate
Nexus	9,533	Real Estate
Balance	355,958
*The goodwill recognized in the business combination with Moneda is allocated to verticals based on the percentage fee-earning assets under management allocated to each vertical.

Summary of breakdown of the total intangible assets	The table below depicts the breakdown of intangible assets by region:

Country	2025	2024

Brazil (i)	254,780	190,695
Cayman Islands	215,231	213,489
Chile (ii)	117,270	101,369
Colombia (iii)	81,308	60,062
Mexico	4,127	—
United Kingdom (iv)	149,258	125,876
United States of America	32	9,375
Other	2,145	—
Balance	824,151	700,866

    Intangible assets are allocated based on where the assets are located and include acquired intangible assets. For acquired intangible assets, the Group consider that the location of the intangibles is best reflected by the location of the manager of those assets.
i.Goodwill and intangible assets acquired allocated to Brazil include the impact from business combinations with VBI; Kamaroopin; Tria and CSHG. Furthermore, intangible assets acquired as asset acquisitions include BlueMacaw, Bari, Move, Genial and Vectis.
ii.Goodwill and intangible assets acquired allocated to Chile include the impact from Moneda for the acquisition of MAM I.
iii.Goodwill and intangible assets acquired allocated to Colombia include the impact from business combinations with Patria Asset Management and Nexus.
iv.Goodwill and intangible assets acquired allocated to the United Kingdom include the impact from the carve-out acquisition of GPMS.